9. LONG-TERM PAYABLES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-Term Payables Details 1
Long-term payables year ending 2013	$ 355
Long-term payables year ending 2014	742
Long-term payables year ending 2015	366
Long-term payables	1,463
Less: Unrealized interest expense year ending 2013	(46)
Less: Unrealized interest expense year ending 2014	(58)
Less: Unrealized interest expense year ending 2015	(8)
Less: Unrealized interest expense	(112)
Total long-term payables year ending 2013	309
Total long-term payables year ending 2014	684
Total long-term payables year ending 2015	357
Total long-term payables	$ 1,351